Business Combinations - Additional Information (Details) $ in Thousands				12 Months Ended
	Jan. 18, 2022 USD ($) Rate shares	Nov. 16, 2021 USD ($) Rate	Oct. 04, 2021 USD ($) Rate	Jun. 30, 2023 USD ($) Rate shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares
Business Acquisition [Line Items]
Amortization of Intangible Assets				$ 6,800	$ 5,000
Common stock, shares issued | shares				62,234,028	61,691,054	62,437,684
Common stock, value				$ 0	$ 0	$ 0
Vinesse, LLC
Business Acquisition [Line Items]
Business acquisition description			On October 4, 2021, the Company acquired 100% of the members' interest in Vinesse, LLC, a California limited liability company ("Vinesse"). Vinesse is a direct-to-consumer platform company that specializes in wine clubs with over 60,000 members.
Purchase consideration			$ 17,000
Cash payment to acquire buiness			14,000
Consulting fees			200
Aggregate consulting fee			600
Contingent Consideration Amount			2,400
Settlement of working capital under the purchase agreement			500
Business Combination Fair Value Of Consideration			$ 17,000
Vinesse, LLC | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate			17.5	18
Vinesse, LLC | Royalty Rate
Business Acquisition [Line Items]
Percentage of ownership interest acquired			100.00%
Key assumption rate | Rate			1.8
ACE Cider
Business Acquisition [Line Items]
Purchase consideration		$ 47,400
Cash payment to acquire buiness		46,880
Consulting fees		60
Contingent Consideration Amount		500
Settlement of working capital under the purchase agreement		$ 300
Effective date of acquisition		Nov. 16, 2021
Business Combination Fair Value Of Consideration		$ 47,440
ACE Cider | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate		12.5		13
ACE Cider | Royalty Rate
Business Acquisition [Line Items]
Percentage of ownership interest acquired		100.00%
Key assumption rate | Rate		2.75
Meier's Wine Cellars, Inc
Business Acquisition [Line Items]
Business acquisition description	On January 18, 2022, the Company acquired 100% of the capital stock in Meier's Wine Cellars, Inc., DBA Meier's Beverage Group, an Ohio company ("Meier's").
Purchase consideration	$ 25,000
Cash payment to acquire buiness	12,500
Business Combination Fair Value Of Consideration	27,796
Shares issued for purchased consideration value	$ 10,500
Common stock, shares issued | shares	1,229,443
Common stock, value	$ 12,500
Business combination, Acquired receivable, Fair value	12,000
Discount for shares of common stock	1,500
Business combination additional contingent consideration payable	10,000
Contingent consideration in fair value earnout payments	$ 4,900
Earnout consideration paid in cash	50.00%
Earnout consideration paid in stock	50.00%
Meier's Wine Cellars, Inc | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate	27			28
Meier's Wine Cellars, Inc | Royalty Rate
Business Acquisition [Line Items]
Percentage of ownership interest acquired	100.00%
Key assumption rate | Rate	1.1